UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7994

Salomon Brothers Global Partners Income Fund Inc.

(Exact name of registrant as specified in charter)

125 BROAD STREET, NEW YORK, NEW YORK 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place, 4th Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-890-7046

Date of fiscal year end: August 31

Date of reporting period: July 1, 2005–June 30, 2006

Item 1. Proxy Voting Record

A report may indicate that the Adviser or Subadviser, as the case may be, “did note vote” in a particular proposal. No vote was entered for a proposal where (a) certain restrictions or pre-conditions on voting may, if followed, have adversely affected investment management of the fund’s portfolio holdings, such as “share blocking rules” that prohibit sales during the shareholder solicitation and voting process, (b) potential material conflicts of interest arising from proxy proposals were identified by the CAM Proxy Voting Committee, (c) administrative or operational constraints impeded the ability to cast a timely vote, such as late receipt of proxy voting information, and/or (d) systems or processing errors occurred (including errors by third party vendors).

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ICA File Number: 811-07994
Reporting Period: 07/01/2005 - 06/30/2006
Salomon Brothers Global Partners Income Fund Inc.

=============== SALOMON BROTHERS GLOBAL PARTNERS INCOME FUND INC. =============

ALAMOSA HOLDINGS, INC.

Ticker:       APCS           Security ID:  011589207
Meeting Date: JAN 25, 2006   Meeting Type: Special
Record Date:  DEC 23, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management

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AMERICAN TOWER CORP.

Ticker:       AMT            Security ID:  029912201
Meeting Date: MAY 11, 2006   Meeting Type: Annual
Record Date:  MAR 23, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Raymond P. Dolan           For       For        Management
1.2   Elect Director Carolyn F. Katz            For       For        Management
1.3   Elect Director Gustavo Lara Cantu         For       For        Management
1.4   Elect Director Fred R. Lummis             For       For        Management
1.5   Elect Director Pamela D.A. Reeve          For       For        Management
1.6   Elect Director James D. Taiclet, Jr.      For       For        Management
1.7   Elect Director Samme L. Thompson          For       For        Management
2     Ratify Auditors                           For       For        Management

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GRAND CASINOS, INC.

Ticker:                      Security ID:  700690AB6
Meeting Date: JUL 22, 2005   Meeting Type: Written Consent
Record Date:  JUL 8, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     PROPOSED AMENDMENTS TO THE INDENTURES AND For       Did Not    Management
      THE ISSUANCE OF THE GUARANTEES                      Vote

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GRAND CASINOS, INC.

Ticker:                      Security ID:  700690AJ9
Meeting Date: JUL 22, 2005   Meeting Type: Written Consent
Record Date:  JUL 8, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     PROPOSED AMENDMENTS TO THE INDENTURES AND For       Did Not    Management
      THE ISSUANCE OF THE GUARANTEES                      Vote

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LIBERTY GLOBAL INC.

Ticker:       LBTYA          Security ID:  530555101
Meeting Date: JUN 22, 2006   Meeting Type: Annual
Record Date:  APR 26, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director John P. Cole, Jr.          For       For        Management
1.2   Elect Director David E. Rapley            For       For        Management
1.3   Elect Director Gene W. Schneider          For       For        Management
2     Ratify Auditors                           For       For        Management

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NTL INC

Ticker:       NTLI           Security ID:  87956T107
Meeting Date: MAR 2, 2006    Meeting Type: Special
Record Date:  JAN 12, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Amend Articles to Reclassify Each Share   For       For        Management
      of Common Stock
2     Issue Shares in Connection with an        For       For        Management
      Acquisition

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NTL INC

Ticker:       NTLI           Security ID:  62941W101
Meeting Date: MAY 18, 2006   Meeting Type: Annual
Record Date:  APR 12, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Edwin M. Banks             For       For        Management
1.2   Elect Director Stephen A. Burch           For       For        Management
1.3   Elect Director Simon P. Duffy             For       For        Management
1.4   Elect Director Charles C. Gallagher       For       For        Management
2     Ratify Auditors                           For       For        Management
3     Adoption of Share Issuance Bonus Scheme   For       For        Management
4     Approve Omnibus Stock Plan                For       Against    Management

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NTL INCORPORATED

Ticker:                      Security ID:  62940M104
Meeting Date: MAR 2, 2006    Meeting Type: Special
Record Date:  JAN 12, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management

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SPECTRASITE, INC.

Ticker:       SSI            Security ID:  84761M104
Meeting Date: AUG 3, 2005    Meeting Type: Special
Record Date:  JUN 14, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management
2     Adjourn Meeting                           For       For        Management

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US UNWIRED INC.

Ticker:                      Security ID:  90338RAG9
Meeting Date: FEB 27, 2006   Meeting Type: Written Consent
Record Date:  FEB 9, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     PROPOSED AMENDMENTS                       None      For        Management

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Global Partners Income Fund Inc.

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman, President and Chief Executive Officer of Salomon Brothers Global Partners Income Fund Inc.

Date: August 25, 2006